Fair Value Financial Assets Liabilities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / MWh		Dec. 31, 2016 USD ($) $ / MWh		Dec. 31, 2015 USD ($)
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			$ 210.5
Other Temporary Investments		$ 359.7		331.7
Risk Management Assets
Risk Management Assets		408.3		383.6
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,527.6		2,256.2
Total Assets		3,295.6		3,182.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		383.6		369.6
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		2.5		146.9		$ 150.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	37.3		42.8		13.5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	33.6		26.1		53.7
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		(18.8)		(23.0)		(4.9)
Settlements		(50.6)		(71.4)		(63.0)
Transfers into Level 3	[4],[5]	16.2		13.3		28.7
Transfers out of Level 3	[5]	(10.1)		(2.6)		(18.9)
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	30.2		(129.6)		(13.0)
Ending Balance		$ 40.3		$ 2.5		146.9
Low [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	0.08%		0.35%
High [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	4.56%		8.24%
Weighted Average [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	1.80%		3.91%
Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			$ 201.8
Other Temporary Investments		$ 36.9		32.8
Risk Management Assets
Risk Management Assets		(285.4)		(213.0)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		9.7		11.4
Total Assets		(238.8)		33.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		(285.0)		(212.7)
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			8.7
Other Temporary Investments		322.8		293.8
Risk Management Assets
Risk Management Assets		3.9		6.0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,469.2		1,277.4
Total Assets		1,795.9		1,585.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities		5.1		8.2
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Other Temporary Investments		0.0		5.1
Risk Management Assets
Risk Management Assets		411.0		396.7
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Total Assets		1,459.7		1,369.2
Liabilities, Fair Value Disclosure
Risk Management Liabilities		425.0		382.7
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Other Temporary Investments		0.0		0.0
Risk Management Assets
Risk Management Assets		278.8		193.9
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		278.8		193.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities		238.5		191.4
2017 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				20.0
2017 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				17.0
2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(1.0)
2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(3.0)
2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		59.0
2018 - 2020 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(2.0)
2018 - 2020 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				4.0
2018 - 2020 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				28.0
2019 - 2021 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		33.0
2021 - 2022 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				3.0
2021 - 2022 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				11.0
2022 - 2023 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		2.0
2022 - 2023 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		14.0
2023 - 2032 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				1.0
2023 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(31.0)
2024 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(29.0)
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8]	383.8	[9]	372.4	[10]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	309.5	[9]	321.5	[10]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8]	(285.4)	[9]	(205.7)	[10]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	(285.0)	[9]	(205.4)	[10]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8]	3.9	[9]	6.0	[10]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	5.1	[9]	8.2	[10]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8]	391.2	[9]	379.9	[10]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	392.5	[9]	352.0	[10]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8]	274.1	[9]	192.2	[10]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	196.9	[9]	166.7	[10]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		225.1		183.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 233.7		$ 187.1
Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(0.05)		6.51
Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	263.00		86.59
Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	36.32		39.40
Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.2
Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.37
Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.96
Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.62
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 53.7		$ 10.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 4.6		$ 4.3
FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(55.62)		(7.99)
FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	54.88		8.91
FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	0.41		0.86
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	[8]	$ 22.0		$ 11.2
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	65.5		46.7
Commodity Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8]	0.0		(7.3)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	0.0		(7.3)
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	0.0		0.0
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8]	17.3		16.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	23.9		29.3
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8]	4.7		1.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8]	41.6		24.7
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets		2.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		8.6		1.4
Fair Value Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets		2.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		8.6		1.4
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
AEP Texas Inc. [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		155.2		146.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		155.7		146.5
AEP Texas Inc. [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		(0.2)
AEP Texas Inc. [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		155.2		146.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		155.2		146.3
AEP Texas Inc. [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.5		0.4
AEP Texas Inc. [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		0.0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8]	0.5		0.2
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8]	0.0		(0.2)
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8]	0.0		0.0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8]	0.5		0.4
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8]	0.0		0.0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		16.3		15.9	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		42.3		18.5
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	[13]	1.4		11.7		15.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	17.2		25.6	[13]	2.1	[13]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0	[13]	0.0	[13]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0	[13]	0.0	[13]
Settlements		(18.9)		(37.5)	[13]	(17.2)	[13]
Transfers into Level 3	[4],[5]	0.0		0.0	[13]	0.0	[13]
Transfers out of Level 3	[5]	0.0		0.1	[13]	1.2	[13]
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	25.0		1.5	[13]	9.8	[13]
Ending Balance		24.7		1.4	[13]	11.7	[13]
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.1	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		(51.6)		(21.7)
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		16.3		15.8	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		16.3		15.8
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		52.5		20.5
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents		0.0		0.0	[1]
Risk Management Assets
Risk Management Assets		25.1		3.9
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		25.1		3.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.4		2.5
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	26.0		2.6
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	1.5		1.2
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	(51.6)		(21.8)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	(50.1)		(22.0)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	52.5		20.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	51.2		20.7
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	25.1		3.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.4		2.5
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.8		0.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.4		$ 0.4
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	20.52		19.68
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	195.00		48.55
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	33.80		36.34
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 24.3		$ 3.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.0		$ 2.1
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(0.36)		(0.23)
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	7.15		8.91
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	1.62		2.37
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		$ 2,527.6		$ 2,256.2
Total Assets		2,535.9		2,259.7
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	[13]	2.8		4.3		14.7
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	4.0		7.1	[13]	0.2	[13]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0	[13]	0.0	[13]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0	[13]	0.0	[13]
Settlements		(7.1)		(11.1)	[13]	(14.2)	[13]
Transfers into Level 3	[4],[5]	0.0		0.0	[13]	0.0	[13]
Transfers out of Level 3	[5]	0.0		0.1	[13]	0.8	[13]
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	7.9		2.4	[13]	2.8	[13]
Ending Balance		7.6		2.8	[13]	4.3	[13]
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		9.7		11.4
Total Assets		(30.5)		(0.9)
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,469.2		1,277.4
Total Assets		1,469.2		1,277.4
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Total Assets		1,088.1		980.2
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		9.1		3.0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		9.1		3.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		1.5		0.2
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	8.3		3.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	3.6		1.1
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	(40.2)		(12.3)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	(45.5)		(12.4)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	39.4		12.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	47.6		13.3
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	9.1		3.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	1.5		0.2
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.5		0.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.3		$ 0.2
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	20.52		19.68
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	195.00		48.55
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	33.80		36.34
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 8.6		$ 2.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 1.2		$ 0.0
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(0.36)		(7.90)
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	5.75		8.91
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	0.86		1.32
Ohio Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			$ 27.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				27.4
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ (119.0)		15.9		48.4
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	(1.4)		(3.0)		0.5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		7.4		6.2		(6.7)
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	(19.4)		(138.1)		(26.3)
Ending Balance		$ (132.4)		$ (119.0)		15.9
Ohio Power Co [Member] | Low [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	0.08%		0.47%
Ohio Power Co [Member] | High [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	1.90%		3.40%
Ohio Power Co [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Counterparty Credit Risk	[7]	1.36%		2.72%
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			$ 27.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				27.0
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.0
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.4
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Risk Management Assets
Risk Management Assets		$ 0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		132.4		119.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.6		0.2
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	132.4		119.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		(0.2)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.6		0.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	132.4		119.0
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 132.4		$ 119.0
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	30.52		30.14
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	170.43		71.85
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	44.62		47.45
Public Service Co Of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ 0.7		$ 0.6		(0.3)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	3.1		(1.0)		(0.2)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		(3.8)		0.4		0.6
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	6.2		0.7		0.5
Ending Balance		6.2		0.7		0.6
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	6.4		0.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	(0.2)		(0.1)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	(0.2)
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.2		0.2
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	6.4		0.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.2
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		6.4		0.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.2		$ 0.0
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(6.62)		(7.99)
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	1.41		1.03
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(0.76)		(0.36)
Southwestern Electric Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			$ 10.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				11.2
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ 0.7		0.8		(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	6.0		7.7		9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		(6.8)		(8.4)		(8.7)
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	6.0		0.6		0.8
Ending Balance		5.9		0.7		$ 0.8
Southwestern Electric Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			1.6
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				1.4
Southwestern Electric Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			8.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				8.7
Southwestern Electric Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.3
Southwestern Electric Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]			0.0
Risk Management Assets
Risk Management Assets		6.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.8
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	6.4		0.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.2		0.3
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	(0.6)		(0.2)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	(0.6)		(0.1)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	0.3		0.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.0		0.3
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[8],[14]	6.7		0.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[8],[14]	0.8		0.1
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.2
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.37
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.96
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[12]	2.62
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 6.7		0.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.6		$ 0.1
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(6.62)		(7.99)
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	1.41		1.03
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[11]	(0.76)		(0.36)
Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1],[15]	$ 220.1		$ 211.7
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	36.9		32.8
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	183.2		173.8
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	0.0		5.1
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	0.0		0.0
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,048.7		967.4
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[16]	102.9		91.7
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		102.9		91.7
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[17]	36.7		28.3
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[17]	0.0		0.0
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[17]	36.7		28.3
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[17]	0.0		0.0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[17]	0.0		0.0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	17.2		18.7
Cash and Cash Equivalents [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	9.7		11.4
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	7.5		7.3
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	17.2		18.7
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	9.7		11.4
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	7.5		7.3
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		981.2		785.4
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		981.2		785.4
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		981.2		785.4
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		981.2		785.4
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		58.7		60.9
Corporate Debt [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		58.7		60.9
Corporate Debt [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		58.7		60.9
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		58.7		60.9
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.8		121.1
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.8		121.1
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.8		121.1
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.8		121.1
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	1,461.7		1,270.1
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	1,461.7		1,270.1
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	1,461.7		1,270.1
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	1,461.7		1,270.1
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	$ 0.0		$ 0.0

[1]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Included in revenues on the statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents existing assets or liabilities that were previously categorized as Level 2.
[5]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[6]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities or accounts payable.
[7]	Represents prices of credit default swaps used to calculate counterparty credit risk, reported in basis points.
[8]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[9]	The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in periods 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032. Risk management commodity contracts are substantially comprised of power contracts.
[10]	The December 31, 2016 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(2) million in periods 2018-2020; Level 2 matures $20 million in 2017, $4 million in periods 2018-2020, $3 million in periods 2021-2022 and $1 million in periods 2023-2032; Level 3 matures $17 million in 2017, $28 million in periods 2018-2020, $11 million in periods 2021-2022 and $(31) million in periods 2023-2032. Risk management commodity contracts are substantially comprised of power contracts.
[11]	Represents market prices in dollars per MWh.
[12]	Represents market prices in dollars per MMBtu.
[13]	Includes both affiliated and nonaffiliated transactions.
[14]	Substantially comprised of power contracts.
[15]	Primarily represents amounts held for the repayment of debt.
[16]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[17]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[18]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.